Income Tax (Tables)	9 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes

The components of the provision for income taxes were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	$	$	$	$
Current	(1,297)	(1,274)	(6,055)	(2,348)
Deferred	(145)	(275)	(437)	(823)
Income tax expense	(1,442)	(1,549)	(6,492)	(3,171)